Treasury shares	12 Months Ended
Dec. 31, 2024
Treasury shares
Treasury shares
12.	Treasury shares

On August 30, 2021, the Company announced the repurchase program whereby the Company may repurchase up to US$100 million of its ordinary shares in the form of ADSs during a period of up to 12 months commencing on September 30, 2021. As of December 31, 2021, the Company has repurchased an aggregate of 578,304 ordinary shares for total cash consideration of US$16,737,290 (equivalent of RMB107,151,908) including repurchase commissions, among which 578,304 ordinary shares for total cash consideration of US$16,737,290 (equivalent of RMB107,151,908) (the “2021 Share Repurchase Program”). As of December 31, 2022, the Company completed the 2021 Share Repurchase Program and repurchased the remaining 804,758 of ordinary shares for cash consideration of US$17,158,573 (equivalent of RMB108,967,252). As of December 31, 2022 and 2023, the balance of treasury shares was RMB911,217,013.

On December 28, 2023, the Company announced the repurchase program whereby the Company may repurchase up to US$20 million of its ordinary shares in the form of ADSs during a period of up to 12 months commencing on January 1, 2024 (the “2023 Share Repurchase Program”). As of December 31, 2024, the Company completed the 2023 Share Repurchase Program and repurchased 1,798,806 of ordinary shares for cash consideration of US$20,107,653 (equivalent of RMB143,109,040).

As of December 31, 2024, the number of ordinary shares in issue was reduced by 4.4 million shares as a result of the cancellation of the repurchased shares and the balance of treasury stock was nil.